Right-of-use Assets and Lease Liabilities (Details 1) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Right-of-use Assets And Lease Liabilities
Opening balance	$ 151,790	$ 273,222
Modification by extending the lease term	508,799
Less: amortization of ROU assets	(121,479)	(121,432)	$ (121,432)
Right-of-use assets	$ 539,110	$ 151,790	$ 273,222